SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION
Summary of the share option activities

			Weighted
			average
		Weighted	grant-date
	Number	average	fair value
	of options	exercise price	per option
		(RMB)	(RMB)
Options outstanding at January 1,2017	28,589,782	5.2	3.2
Granted	333,334	5.2	10.6
Exercised	(816,880)	5.3	1.9
Forfeited	(19,000)	5.3	1.9

Options outstanding at December 31, 2017	28,087,236	5.1	3.2
Granted	500,000	5.0	31.2
Exercised	(3,614,464)	5.2	4.5
Forfeited	(193,340)	5.0	6.2

Options outstanding at December 31, 2018	24,779,432	5.3	2.2
Granted	—
Exercised	(10,150,336)	5.6	3.5
Forfeited	—

Options outstanding at December 31, 2019	14,629,096	5.4	1.7

Options vested and expect to vest at December 31, 2019	14,629,096	5.4	1.7

Summary of information with respect to stock options outstanding and stock options exercisable

Weighted
		average	Weighted
	Number	remaining	average
	of shares	contractual life	exercise price
		(years)	(RMB)
Options outstanding and exercisable	14,629,096	1.0	5.4

Summary of the restricted share activity

		Weighted average grant-
	Number of	date fair value per share
	Shares	(RMB)

Unvested at January 1, 2017	12,910,080	6.0
Granted	13,977,060	5.2
Vested	(2,123,120)	8.5
Forfeited	(238,400)	6.8

Unvested at December 31, 2017	24,525,620	5.3
Granted	13,202,512	14.5
Vested	(7,326,620)	6.0
Forfeited	(891,008)	5.9

Unvested at December 31, 2018	29,510,504	9.3
Granted	14,551,472	34.2
Vested	(9,122,432)	9.3
Forfeited	(1,582,248)	10.7

	33,357,296	22.4

Assumptions used to estimate fair value of restricted shares granted

Grant date:	July 2017	August 2018	August 2019
Risk-free rate of return	1.29 - 1.63%	2.047% - 2.418%	1.67% - 1.88%
Volatility	20.43 - 21.48%	71.85%	63.22%
Expected dividend yield	0.00%	0.00%	0.00%
Share price at grant date	US$1.191	US$3.125	US$5.02375
	(RMB8.0)	(RMB21.3)	(RMB34.6)
Expected term	2 - 4 years	1 - 3 years	1 - 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2017	2018	2019

Costs of revenue	9,941	18,008	46,007
Selling and marketing expenses	18,390	25,213	39,436
General and administrative expenses	30,866	61,707	101,949
Research and development expenses	646	949	2,364
Total share-based compensation expenses	59,843	105,877	189,756